Inventories (Details) - Schedule of Inventories ¥ in Thousands, $ in Thousands	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)
Inventory, Net [Abstract]
Finished goods	¥ 154,801	$ 983	¥ 118,984
Work-in-process	37	0	37
Raw materials	3,942	25	4,098
Total	¥ 158,780	$ 1,008	¥ 123,119